Segment Information (Tables)	12 Months Ended
Dec. 31, 2021
Segment Reporting [Abstract]
Components of Revenues	Net revenues, operating cost and expenses, operating income, and net income by segment for the years ended December 31, 2019, 2020 and 2021 were as follows:

	For the year ended December 31, 2019

	Momo	Tantan	QOOL	Consolidated
	RMB	RMB	RMB	RMB
Net revenues:	15,740,815	1,259,906	14,368	17,015,089
Cost and expenses:
Cost of revenues	(8,065,300)	(415,688)	(11,108)	(8,492,096)
Research and development	(797,471)	(297,560)	—	(1,095,031)
Sales and marketing	(1,521,511)	(1,162,912)	(6,401)	(2,690,824)
General and administrative	(641,269)	(851,099)	(34,914)	(1,527,282)
Total cost and expenses	(11,025,551)	(2,727,259)	(52,423)	(13,805,233)
Other operating income	323,444	—	21,399	344,843
Income (loss) from operations	5,038,708	(1,467,353)	(16,656)	3,554,699
Interest income	396,672	10,706	164	407,542
Interest expense	(78,611)	—	—	(78,611)
Other gain or loss, net	(15,711)	—	—	(15,711)
Income tax (expenses) benefits	(917,265)	33,464	—	(883,801)
Share of loss on equity method investments	(23,350)	—	—	(23,350)

Net income (loss)	4,400,443	(1,423,183)	(16,492)	2,960,768

	For the year ended December 31, 2020

	Momo	Tantan	QOOL	Consolidated
	RMB	RMB	RMB	RMB
Net revenues:	12,631,119	2,368,314	24,755	15,024,188
Cost and expenses:
Cost of revenues	(6,865,836)	(1,088,816)	(22,129)	(7,976,781)
Research and development	(844,826)	(322,851)	—	(1,167,677)
Sales and marketing	(1,454,123)	(1,359,709)	(90)	(2,813,922)
General and administrative	(664,458)	(73,019)	(25,673)	(763,150)
Total cost and expenses	(9,829,243)	(2,844,395)	(47,892)	(12,721,530)
Other operating income	223,312	3,945	1,520	228,777
Income (loss) from operations	3,025,188	(472,136)	(21,617)	2,531,435
Interest income	440,878	3,353	240	444,471
Interest expense	(78,872)	—	—	(78,872)
Other gain or loss, net	1,500	—	—	1,500
Income tax (expenses) benefits	(770,333)	14,713	—	(755,620)
Share of loss on equity method investments	(42,522)	—	—	(42,522)

Net income (loss)	2,575,839	(454,070)	(21,377)	2,100,392

	For the year ended December 31, 2021

	Momo	Tantan	QOOL	Unallocated	Consolidated
	RMB	RMB	RMB	RMB	RMB
Net revenues:	12,541,205	2,029,184	5,330	—	14,575,719
Cost and expenses:
Cost of revenues	(7,301,048)	(1,044,852)	(37,531)	—	(8,383,431)
Research and development	(828,688)	(303,093)	—	—	(1,131,781)
Sales and marketing	(1,420,130)	(1,180,146)	(4,033)	—	(2,604,309)
General and administrative	(619,922)	18,401	(23,179)	—	(624,700)
Impairment loss on goodwill and intangible assets	—	—	—	(4,397,012)	(4,397,012)
Total cost and expenses	(10,169,788)	(2,509,690)	(64,743)	(4,397,012)	(17,141,233)
Other operating income	138,884	37,029	34	—	175,947
Income (loss) from operations	2,510,301	(443,477)	(59,379)	(4,397,012)	(2,389,567)
Interest income	383,028	1,091	160	—	384,279
Interest expense	(73,776)	—	—	—	(73,776)
Other gain or loss, net	(16,000)	—	—	—	(16,000)
Income tax (expenses) benefits	(844,987)	22,431	—	—	(822,556)
Share of loss on equity method investments	(8,084)	—	—	—	(8,084)

Net income (loss)	1,950,482	(419,955)	(59,219)	(4,397,012)	(2,925,704)